Loans Receivable - Schedule of Loan Agreement (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loan Agreement [Line Items]
Loan Receivable		$ 990,688	$ 955,022	$ 593,232
Loan to Cellen Life Sciences Limited [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable	[1]		503,493
Loan to an arm’s length party [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable	[2]		83,357
Loan to First Towers & Fiber Corp. [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable	[3]	814,069	352,953
Advances to Halo [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable	[4]	$ 176,619	$ 15,219

[1]	On November 10, 2022, the Company entered into an agreement (the “Loan Restructuring Agreement”) with Cellen Life Sciences Limited and Cellen Biotech Limited (collectively referred to as “Cellen”) which entails the restructuring of the payment terms applicable to the $500,000 loan payable by Cellen to the Company pursuant to a Bridge Loan Facility Agreement previously entered into on December 2, 2021. In terms of the Loan Restructuring Agreement, Cellen shall repay the $500,000 by no later than the fourth anniversary of the Loan Restructuring Agreement, namely by November 10, 2026. The loan shall not bear interest until the 2nd anniversary (namely November 10, 2024) of the Loan Restructuring Agreement, where thereafter, it shall bear interest at a rate of 5% per annum on the principal amount of the loan ($500,000). The loan is secured over the assets of Cellen. As of June 30, 2025, the Company no longer controlled Canmart and as a result, the Company derecognized all assets and liabilities at their book values on May 30, 2025. The Company wrote down this loan with a net book value of $503,493 to $nil (note 6).
[2]	During the year ended December 31, 2023, the Company loaned an amount of $84,020 (£66,000) to an arm’s length party. This loan is non-interest bearing, unsecured and has no specific terms of repayment. During the year ended December 31, 2024, the Company loaned out an additional $633 (£500). The additional loan is non-interest bearing, unsecured and has no specific terms of repayment. During the six months ended June 30, 2025, the Company received a partial repayment of $347 (£270). As of June 30, 2025, the Company no longer controlled Canmart and as a result, the Company derecognized all assets and liabilities at their book values on May 30, 2025. The Company wrote down this loan with a net book value of $89,220 to $nil (note 6).
[3]	On November 21, 2024, the Company entered into a Bridge Loan Agreement with First Towers (the “Bridge Loan Agreement”), pursuant to which the Company loaned out $350,000 (the “Loan”) to First Towers. Interest of the prime rate (as defined in the Bridge Loan Agreement) plus 2% will accrue and be calculated daily on the principal amount of the Loan on the basis of the actual number of days the Loan is outstanding in a year of 365 or 366 days, as applicable, and will be compounded and payable monthly in arrears on the first business day of each month.
[4]	During the year ended December 31, 2024, the Company paid and accrued an amount of $15,969 (CAD21,875) of fees for services rendered by certain legal firms to Halo, a company controlled by the interim CEO of the Company (note 16). The transactions were accounted by the Company as advances or loans to Halo. The loans are non-interest bearing, unsecured and have no specific terms of repayment.